SIGNIFICANT RISKS AND UNCERTAINTIES (Schedule Of Accounts Receivable That Represent 10% Or More) (Details) (Accounts receivable [Member], Credit concentration risk [Member], Client B [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable [Member] | Credit concentration risk [Member] | Client B [Member]
SIGNIFICANT RISKS AND UNCERTAINTIES [Line Items]
Concentration risk (as a percent)	2.40%	11.60%
Amount of concentration risk	$ 435	$ 1,855